Subsequent Events (Details)											12 Months Ended
		Jul. 07, 2017 USD ($)	Jun. 05, 2017 USD ($)	May 26, 2017 USD ($)	May 10, 2017 USD ($)	Apr. 21, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 21, 2017 installment shares	Jan. 01, 2017 USD ($)	Nov. 24, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 25, 2017 USD ($)	Oct. 19, 2017 USD ($)	Jul. 12, 2017 USD ($)	Jul. 11, 2017 USD ($)
Subsequent Event [Line Items]
Aggregate lease commitment											$ 19,458,702
Purchase obligation											2,200,000
Consideration transferred										$ 183,630,000
Payments to acquire businesses	[1]										$ 0	$ 0	$ 80,881,068
Long-term debt										$ 49,813,275
Subsequent Event
Subsequent Event [Line Items]
Aggregate lease commitment									$ 31,300,000
Purchase obligation									30,800,000
Payments to acquire businesses						$ 4,000,000
Business combination cash acquired		$ 2,300,000
Long-term debt		$ 1,800,000
Fracturing Unit and Other Capital Equipment | Subsequent Event
Subsequent Event [Line Items]
Total expenditures for property, plant and equipment									35,200,000
Drilling Service Equipment | Subsequent Event
Subsequent Event [Line Items]
Total expenditures for property, plant and equipment									$ 84,400,000
Oilfield Service Equipment | Subsequent Event
Subsequent Event [Line Items]
Payments to acquire machinery and equipment					$ 3,800,000
Restricted Stock Units | Subsequent Event
Subsequent Event [Line Items]
Granted (in shares) | shares								375,000
Award vesting number of installments | installment								3
Chieftain Sand And Proppant, LLC and Chieftain Sand and Proppant Barron, LLC | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred				$ 36,300,000
Stingray Acquisitions | Subsequent Event
Subsequent Event [Line Items]
Issuance of common stock (in shares)			$ 1,392,548
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Maximum cross default threshold																$ 15,000,000	$ 5,000,000
Caliber Investment Group LLC | Subsequent Event
Subsequent Event [Line Items]
Aggregate lease commitment							$ 2,600,000
Term of contract							5 years
Contract To Aid Restoration Of Utility Infrastructure | Subsequent Event
Subsequent Event [Line Items]
Other commitment														$ 23,800,000	$ 200,000,000
Amount due upon signing of contract														$ 5,000,000	$ 15,000,000

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.